Debt - Short-term Debt (Detail) In Millions, unless otherwise specified			6 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 UBS Revolver [Member] USD ($)	Dec. 31, 2012 UBS Revolver [Member] USD ($)	Jun. 30, 2013 ABSA Revolver [Member] USD ($)	Jun. 30, 2013 ABSA Revolver [Member] ZAR	Dec. 31, 2012 ABSA Revolver [Member] USD ($)	Dec. 31, 2012 ABSA Revolver [Member] ZAR	Jun. 30, 2012 ABSA Revolver [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] UBS Revolver [Member] USD ($)	Dec. 31, 2011 Successor [Member] UBS Revolver [Member] USD ($)	Dec. 31, 2012 Successor [Member] ABSA Revolver [Member] USD ($)	Dec. 31, 2011 Successor [Member] ABSA Revolver [Member] USD ($)	Dec. 31, 2012 Successor [Member] Wells Revolver USD ($)	Dec. 31, 2011 Successor [Member] Wells Revolver USD ($)
Standby Letters of Credit [Line Items]
Short-term debt maturity date			Jun. 18, 2017		Jun. 14, 2017	Jun. 14, 2017
Short-term Debt		$ 30					$ 30	250		$ 30				$ 30